Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Intangible Assets, Net [Abstract]
Patents	$ 2,412,999	$ 2,447,865
Software copyright	629,478	638,573
Subtotal	3,042,477	3,086,438
Accumulated amortization	(1,622,654)	(1,028,813)
Impairment	(1,419,823)
Intangible assets, net		$ 2,057,625